Financial Instruments And Risks Management (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments And Risks Management [Abstract]
Derivatives		$ 32,000
Amount of gain or loss recognized in income on derivatives	$ 314,000	$ 819,000